Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets:
Land	$ 666,479	$ 622,348
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	3,059,317	2,881,296
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	70,752	54,745
Construction in progress	29,487	20,373
Real estate assets held for sale, net	24,954	33,970
Total real estate assets	3,850,989	3,612,732
Investments in and amounts due from unconsolidated joint ventures	38,293	37,689
Cash and cash equivalents	17,575	12,957	28,679	139,690
Tenant receivables, net	153,697	145,148
Advances to affiliates	0	0
Notes receivable	0	0
Prepaid expenses, restricted cash, escrows, and other assets	13,407	13,356
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	5,908	6,454
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	271,337	240,140
Other assets held for sale, net	5,646	5,227
Total assets	4,538,661	4,254,875
Liabilities:
Line of credit and notes payable	1,699,525	1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	139,273	127,263
Advances from affiliates	0	0
Deferred income	23,585	21,552
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,215	40,805
Interest rate swaps	8,443	8,235
Total liabilities	1,916,041	1,614,380
Stockholders’ Equity:
Common stock	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(1,041,552)	(1,022,681)
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	2,621,007	2,638,886
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	2,622,620	2,640,495		2,773,428
Total liabilities and stockholders’ equity	4,538,661	4,254,875
Parent Company [Member]
Assets:
Land	90,239	90,239
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	518,634	522,054
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	2,954	3,266
Construction in progress	766	1,056
Real estate assets held for sale, net	0	10,223
Total real estate assets	612,593	626,838
Investments in and amounts due from unconsolidated joint ventures	38,293	37,689
Cash and cash equivalents	68,385	62,371	58,733	166,920
Tenant receivables, net	35,865	34,286
Advances to affiliates	846,627	554,329
Notes receivable	160,000	160,000
Prepaid expenses, restricted cash, escrows, and other assets	5,262	4,219
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	4,037	4,292
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	33,011	31,357
Other assets held for sale, net	0	0
Total assets	1,985,882	1,696,553
Liabilities:
Line of credit and notes payable	735,890	452,890
Accounts payable, accrued expenses, and accrued capital expenditures	19,720	20,444
Advances from affiliates	284,014	274,158
Deferred income	5,198	5,991
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	18	24
Interest rate swaps	8,443	8,235
Total liabilities	1,053,283	761,742
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	939,330	941,971
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	932,599	934,811
Noncontrolling interest	0	0
Total stockholders’ equity	932,599	934,811
Total liabilities and stockholders’ equity	1,985,882	1,696,553
Guarantor Subsidiaries [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	150	239	137	139
Tenant receivables, net	0	0
Advances to affiliates	1,297,916	1,300,157
Notes receivable	2,500	2,500
Prepaid expenses, restricted cash, escrows, and other assets	175	15
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	0	0
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	0	0
Other assets held for sale, net	0	0
Total assets	1,300,741	1,302,911
Liabilities:
Line of credit and notes payable	0	0
Accounts payable, accrued expenses, and accrued capital expenditures	434	644
Advances from affiliates	599,167	568,093
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	0	0
Interest rate swaps	0	0
Total liabilities	599,601	568,737
Stockholders’ Equity:
Common stock	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(2,968,150)	(2,934,553)
Other comprehensive loss	0	0
Piedmont stockholders’ equity	701,140	734,174
Noncontrolling interest	0	0
Total stockholders’ equity	701,140	734,174
Total liabilities and stockholders’ equity	1,300,741	1,302,911
Non-Guarantor Subsidiaries [Member]
Assets:
Land	576,240	532,109
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	2,540,683	2,359,242
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	67,798	51,479
Construction in progress	28,721	19,317
Real estate assets held for sale, net	24,954	23,747
Total real estate assets	3,238,396	2,985,894
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	0	0	0	0
Tenant receivables, net	117,832	110,862
Advances to affiliates	(1,171,575)	(931,733)
Notes receivable	23,890	23,890
Prepaid expenses, restricted cash, escrows, and other assets	8,961	10,070
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	1,871	2,162
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	238,326	208,783
Other assets held for sale, net	5,646	5,227
Total assets	2,463,347	2,415,155
Liabilities:
Line of credit and notes payable	1,150,025	1,150,025
Accounts payable, accrued expenses, and accrued capital expenditures	171,071	156,776
Advances from affiliates	162,403	147,783
Deferred income	18,387	15,561
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,197	40,781
Interest rate swaps	0	0
Total liabilities	1,547,083	1,510,926
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	914,651	902,620
Other comprehensive loss	0	0
Piedmont stockholders’ equity	914,651	902,620
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	916,264	904,229
Total liabilities and stockholders’ equity	2,463,347	2,415,155
Consolidation, Eliminations [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	(50,960)	(49,653)	(30,191)	(27,369)
Tenant receivables, net	0	0
Advances to affiliates	(972,968)	(922,753)
Notes receivable	(186,390)	(186,390)
Prepaid expenses, restricted cash, escrows, and other assets	(991)	(948)
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	0	0
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	0	0
Other assets held for sale, net	0	0
Total assets	(1,211,309)	(1,159,744)
Liabilities:
Line of credit and notes payable	(186,390)	(186,390)
Accounts payable, accrued expenses, and accrued capital expenditures	(51,952)	(50,601)
Advances from affiliates	(1,045,584)	(990,034)
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	0	0
Interest rate swaps	0	0
Total liabilities	(1,283,926)	(1,227,025)
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	72,617	67,281
Other comprehensive loss	0	0
Piedmont stockholders’ equity	72,617	67,281
Noncontrolling interest	0	0
Total stockholders’ equity	72,617	67,281
Total liabilities and stockholders’ equity	$ (1,211,309)	$ (1,159,744)